Share capital and other equity instruments	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share capital and other equity instruments

9. Share capital and other equity instruments

a) Share capital

On February 1, 2023, the Company performed a share consolidation of all its issued and outstanding common shares, stock options and warrants on the basis of a consolidation ratio of ten pre-consolidation shares to one post-consolidation share. The quantities and per unit prices of the Company's common shares, stock options and warrants presented in these interim financial statements have been retroactively adjusted to give effect to the share consolidation.

Authorized and without par value

Common shares: unlimited number authorized, participating, carrying one vote per share, entitled to dividends.

Preferred shares: unlimited number authorized, issuable in one or more series.

-
Series A preferred shares: unlimited number authorized, no par value, non-voting, ranking in priority to the common shares, entitled to the same dividends as the common shares, non-transferable, redeemable at the redemption amount offered for the common shares upon a change in control event.

No preferred shares have been issued. At June 30, 2023 and 2022, the number of common shares outstanding were as follows:

	June 30, 2023		June 30, 2022
	Number	Amount	Number	Amount
Balance - beginning of period	3,104,222	$979,849	3,104,222	$979,849
Shares issued for milestone achievement (note 4)	145,312	1,313	—	—
Balance - end of period	3,249,534	$981,162	3,104,222	$979,849

b) Contributed surplus (Share-based payments)

Stock options

For stock options having a CAD exercise price, the changes in the number of stock options outstanding during the six months ended June 30, 2023 and 2022 were as follows:

	June 30, 2023		June 30, 2022
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	($)	Number	($)
Balance - beginning of period	101,629	$214.46	102,805	$215.29
Forfeited	(1,709)	146.12	—	—
Expired	—	—	(8)	21,225.00
Balance - end of period	99,920	$215.63	102,797	$213.65

For options having a USD exercise price, the changes in the number of stock options outstanding during the quarters ended June 2023, and 2022 were as follows:

	June 30, 2023		June 30, 2022
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	(USD)	Number	(USD)
Balance - beginning of period	130,916	$21.52	74,900	$34.88
Granted	44,600	3.99	60,850	6.70
Forfeited	(5,166)	16.34	(4,500)	18.08
Balance - end of period	170,350	$17.09	131,250	$22.39

2023
In March 2023, there were two option grants issued of which 41,500 stock options having an exercise price of USD 3.99 and vesting over a period of up to four years were issued to executives and 3,100 stock options having an exercise price of USD 3.99 and vesting over a period of up to four years were issued to employees.

2022
In March 2022, there were two option grants issued of which 11,500 stock options, having an exercise price of USD 10.20 and vesting over a period of up to four years were issued to executives and 5,000 stock options, having an exercise price of USD 10.20 and vesting over a period of up to four years were issued to a member of the Board of Directors.

The Company uses the Black-Scholes option pricing model to calculate the fair value of stock options at the date of grant. The weighted average inputs into the model and the resulting grant date fair values during the quarters ended June 30, 2023 and 2022 were as follows:

	June 30,	June 30,
	2023	2022
Expected dividend rate	—	—
Expected volatility of share price	117.2%	115.8%
Risk-free interest rate	3.54%	2.85%
Expected life in years	6.8	6.8
Weighted average grant date fair value	$4.65	$7.50

At June 30, 2023, stock options issued and outstanding denominated in CAD and USD by range of exercise price are as follows:

		Weighted average	Weighted		Weighted
Range of exercise		remaining	average		average
price for stock option	Number	contractual life	exercise price	Number	exercise price
issued in CAD	outstanding	(in years)	($)	exercisable	($)
$119.90-$146.35	15,399	6.8	$136.57	13,079	$136.15
$146.36-$211.05	78,973	5.9	152.10	68,197	152.10
$211.06 - $2,130.00	5,025	5.9	358.66	5,025	358.66
$2,130.01-$20,700.00	523	5.0	10,761.57	523	10,761.57
	99,920	6.1	$215.63	86,824	$225.56
		Weighted average	Weighted		Weighted
Range of exercise		remaining	average		average
price for stock option	Number	contractual life	exercise price	Number	exercise price
issued in USD	outstanding	(in years)	(USD)	exercisable	(USD)
$3.99-$4.75	54,600	9.7	$4.01	—	$—
$4.76-$7.80	37,850	8.9	5.40	14,370	5.40
$7.81 - $15.95	16,500	8.7	10.20	5,169	10.20
$15.96-$41.80	31,400	8.2	27.56	18,939	31.42
$41.81 - $108.00	30,000	7.4	48.48	27,164	48.28
	170,350	8.7	$17.09	65,642	$31.03

A share-based payment compensation expense of $243 and $530 was recorded for the stock options for the quarter and six months ended June 30, 2023, respectively ($537 and $1,156 for the quarter and six months ended June 30, 2022, respectively).

Share-based payments expense

The total share-based payments compensation expense has been included in the consolidated statements of operations for the quarters and six months ended June 30, 2023 and 2022 as indicated in the following table:

	Quarter ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Research and development expenses	$98	$256	$231	$523
Administration expenses	145	281	299	633
	$243	$537	$530	$1,156

c) Warrants

The following table presents the number of warrants outstanding with an exercise price in CAD during the six months ended June 30, 2023 and 2022:

	June 30, 2023		June 30, 2022
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	($)	Number	($)
Balance of warrants - beginning of period	400	$30,000.00	17,273	$843.30
Cancelled (note 8)	—	—	(16,873)	152.10
Expired	(400)	30,000.00	—	—
Balance of warrants - end of period	—	$—	400	$30,000.00

There were no changes in the number of warrants having a USD exercise price during the quarter ended June 30, 2023 and 2022. These are the same warrants presented as a warrant liability (note 7) and they are listed here with the warrants classified as equity instruments, simply so the readers may see all the warrants outstanding together. At June 30, 2023, the number of warrants outstanding by exercise price were as follows:

	June 30, 2023
		Weighted
		average
		exercise price
	Number	(USD)
Balance of warrants - end of period	789,472	$55.00

The 789,472 warrants shown in the table above, are those accounted for as a warrant liability (note 7) and are included in this note in order to present all the outstanding warrants in aggregate in the tables above.

The warrants outstanding at June 30, 2023, their exercise price in USD, expiry rate and the overall weighted average exercise price in both currencies are as follows:

	Number	Expiry date	Exercise price (USD)
Warrants outstanding with an exercise price in USD	789,472	November 2025	$55.00

On February 15, 2022, the 16,873 warrants having an exercise price of $152.10 were cancelled (note 8).